Annual Fund Operating Expenses	Oct. 31, 2025
Zevenbergen Growth Fund Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Zevenbergen Growth Fund Series | Zevenbergen Growth Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.30%	[1]
Zevenbergen Growth Fund Series | Zevenbergen Growth Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	1.00%	[1]
Zevenbergen Genea Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Zevenbergen Genea Fund | Zevenbergen Genea Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.45%
Other Expenses (as a percentage of Assets):	0.60%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.35%)
Net Expenses (as a percentage of Assets)	1.30%	[2]
Zevenbergen Genea Fund | Zevenbergen Genea Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.45%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.35%)
Net Expenses (as a percentage of Assets)	1.00%	[2]

[1]	Zevenbergen Capital Investments LLC (the “Advisor” or “ZCI”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) in order to limit the total annual fund operating expenses to 1.15% and 0.90% of average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively (each, an “Expense Cap”). Each Expense Cap will remain in effect through at least October 31, 2026, and may be terminated only by the Advisor Managed Portfolios (the “Trust”) Board of Trustees (the “Board”). The Advisor may request recoupment from the Fund of previously waived fees and paid expenses of the Fund and the Predecessor Fund (defined below under “Investment Performance”) for up to three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap at the time such amounts were waived or paid, and (2) the Fund’s Expense Cap at the time of the recoupment.
[2]	Zevenbergen Capital Investments LLC (the “Advisor” or “ZCI”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) in order to limit the total annual fund operating expenses to 1.15% and 0.90% of average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively (each, an “Expense Cap”). Each Expense Caps will remain in effect through at least October 31, 2026, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Advisor may request recoupment from the Fund of previously waived fees and paid expenses of the Fund and the Predecessor Fund (defined below under “Investment Performance”) for up to three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap at the time such amounts were waived or paid, and (2) the Fund’s Expense Cap at the time of the recoupment.